Summary of Significant Accounting Policies - Schedule of Property Plant and Equipment Estimated Useful Lives (Details)	Mar. 31, 2026	Dec. 31, 2025
Compute equipment [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment estimated useful lives	3 years	3 years
Infrastructure equipment [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment estimated useful lives	7 years	7 years
Infrastructure equipment [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment estimated useful lives	10 years	10 years
Transformers [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment estimated useful lives	13 years	13 years
Leasehold improvements [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment estimated useful lives, Description	Shorter of lease term or useful life